ESOP Expense	6 Months Ended	12 Months Ended
	Mar. 31, 2015	Sep. 30, 2014
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
ESOP Expense
(15)	ESOP Expense

Alion formerly made 401(k) matching and profit sharing contributions in shares of its redeemable common stock. The Company used to match the first 3% and one-half of the next 2% of eligible employee salary deferrals by contributing shares of Alion common stock to the ESOP Trust on September 30 each year. The Company used to make profit sharing contributions of 2.5% of eligible employee compensation by contributing shares of Alion common stock to the ESOP Trust on the same date. The Company recognized $6.1 million in Plan expense for the six months ended March 31, 2015 and $7.0 million for the six months ended March 31, 2014.

Effective January 31, 2015, the Company eliminated the 2.5% discretionary profit sharing contribution for the balance of fiscal 2015. The Company also changed the 401(k) match to 3% in cash and 1% in common stock. The changes in the 401(k) match are retroactive to the beginning of fiscal 2015. The cash component of expense for the six months ended March 31, 2015 was $3.3 million. The Company does not plan to make its cash contribution to the Plan until fiscal 2016. Both the cash and non-cash components of ESOP expense are included in operating cash flows from changes in accrued liabilities. When the Company issues common stock to the ESOP Trust as a Plan contribution, the amount appears in the statement of cash flows as a supplemental disclosure – “common stock issued in satisfaction of employer contribution liability.”

(16)	ESOP Expense

Alion makes 401(k) matching and profit sharing contributions in shares of its redeemable common stock. The Company matches the first 3% and one-half of the next 2% of eligible employee salary deferrals by contributing shares of Alion common stock to the ESOP Trust on March 31 and September 30 each year. The Company also makes profit sharing contributions of 2.5% of eligible employee compensation by contributing shares of Alion common stock to the ESOP Trust on the same dates.

Formerly, through June 2011, Alion profit sharing contributions consisted of 1% of eligible employee compensation in common stock issued to the ESOP Trust and 1.5% of eligible employee compensation in cash to the 401(k) component. Alion recognized $14.2 million, $13.8 million and $13.8 million in Plan expense for the years ended September 30, 2014, 2013 and 2012. In 2012, Plan expense included approximately $1.2 million in cash and approximately $11.0 million in common stock.

In September 2013, Alion amended the ESOP to delay transfer to the Company of employee contributions for investment in the ESOP component of the Plan. In December 2013, the ESOP Trust used employee funds to purchase approximately $930 thousand of Alion common stock at the September 30, 2013 price of $8.10 per share.

The non-cash component of ESOP expense appears in the statement of cash flows supplemental disclosures as “common stock issued in satisfaction of employer contribution liability”. It is included in operating cash flows from changes in accrued liabilities. The Company issued $14.1 million in redeemable common stock for the year ended September 30, 2014.